Consolidated Statements of StockHolders' Deficit (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Issuance cost	$ 43,569	$ 58,230